Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Contingent Consideration by Acquisition

The Company’s liability measured at fair value on a recurring basis includes contingent consideration related to the acquisitions of idOnDemand, polyright and RockWest and is as follows (in thousands):

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Amount paid	Expense (Income) recognized for changes in fair value	Amount paid	Expense (Income) recognized for changes in fair value
Contingent consideration:
RockWest (included in discontinued operations, Note 2)	$—	$—	$281	$(238)
idOnDemand	—	(5,463)	—	706
Polyright (included in discontinued operations, Note 2)	108	(194)	—	42
	$108	$(5,657)	$281	$510